OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING COSTS AND EXPENSES
Personnel	R$ (3,725,767)	R$ (3,859,788)	R$ (3,221,662)
Third-party services	(13,247,186)	(13,110,297)	(12,528,701)
Interconnection and network use	(1,440,968)	(1,924,148)	(2,595,894)
Advertising and publicity	(1,015,414)	(1,065,882)	(1,102,458)
Rental, insurance, condominium and connection means	(2,980,561)	(2,688,009)	(2,394,409)
Taxes, charges and contributions	(1,866,593)	(1,959,564)	(1,687,783)
Estimated impairment losses on accounts receivable	(1,481,015)	(1,348,221)	(1,230,675)
Depreciation and amortization	(7,853,734)	(7,654,406)	(6,814,951)
Cost of goods sold	(1,955,890)	(2,118,940)	(2,597,088)
Material and other operating costs and expenses	(284,981)	(342,511)	(319,391)
Total	(35,852,109)	(36,071,766)	(34,493,012)
Non-cumulative PIS and COFINS	1,267	46,647	37,626
Cost of sales
OPERATING COSTS AND EXPENSES
Personnel	(845,358)	(976,233)	(813,612)
Third-party services	(5,591,284)	(5,705,098)	(5,300,820)
Interconnection and network use	(1,440,968)	(1,924,148)	(2,595,894)
Rental, insurance, condominium and connection means	(2,624,405)	(2,326,219)	(2,051,055)
Taxes, charges and contributions	(1,792,764)	(1,861,237)	(1,616,920)
Depreciation and amortization	(5,963,153)	(5,821,620)	(5,269,588)
Cost of goods sold	(1,955,890)	(2,118,940)	(2,597,088)
Material and other operating costs and expenses	(58,708)	(89,519)	(100,099)
Total	(20,272,530)	(20,823,014)	(20,345,076)
Selling expenses
OPERATING COSTS AND EXPENSES
Personnel	(2,387,314)	(2,136,399)	(1,939,493)
Third-party services	(6,423,523)	(6,151,012)	(6,183,609)
Advertising and publicity	(1,015,414)	(1,065,882)	(1,102,458)
Rental, insurance, condominium and connection means	(151,455)	(141,135)	(156,663)
Taxes, charges and contributions	(39,050)	(5,933)	(5,264)
Estimated impairment losses on accounts receivable	(1,481,015)	(1,348,221)	(1,230,675)
Depreciation and amortization	(1,433,297)	(1,408,866)	(1,181,216)
Material and other operating costs and expenses	(205,406)	(197,918)	(206,099)
Total	(13,136,474)	(12,455,366)	(12,005,477)
General and administrative expenses
OPERATING COSTS AND EXPENSES
Personnel	(493,095)	(747,156)	(468,557)
Third-party services	(1,232,379)	(1,254,187)	(1,044,272)
Rental, insurance, condominium and connection means	(204,701)	(220,655)	(186,691)
Taxes, charges and contributions	(34,779)	(92,394)	(65,599)
Depreciation and amortization	(457,284)	(423,920)	(364,147)
Material and other operating costs and expenses	(20,867)	(55,074)	(13,193)
Total	R$ (2,443,105)	R$ (2,793,386)	R$ (2,142,459)